FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in profit or loss and other comprehensive income
- Related to investments held at the end of the reporting period	¥ 9,802	¥ 7,735